The company	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The company

1. The company

Clearside Biomedical, Inc. (the “Company”) is a late-stage clinical biopharmaceutical company developing first-in-class drug therapies to treat blinding diseases of the eye. The Company’s current product candidates focus on treatments for diseases affecting the retina and choroid, especially diseases associated with macular edema, and are injected into the suprachoroidal space using its proprietary SCS Microinjector. Incorporated in the State of Delaware on May 26, 2011, the Company has its corporate headquarters in Alpharetta, Georgia.

The Company’s activities since inception have primarily consisted of developing product and technology rights, raising capital and performing research and development activities. The Company has no current source of revenue to sustain present activities, and does not expect to generate meaningful revenue until and unless the Company receives regulatory approval of and successfully commercializes its product candidates. The Company is subject to a number of risks and uncertainties similar to those of other life science companies at a similar stage of development, including, among others, the need to obtain adequate additional financing, successful development efforts including regulatory approval of products, compliance with government regulations, successful commercialization of potential products, protection of proprietary technology and dependence on key individuals.

Liquidity

On June 1, 2016, the Company’s registration statement on Form S-1 relating to its initial public offering of its common stock (the “IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). The IPO closed on June 7, 2016 and the Company sold 7,200,000 shares of common stock at a price to the public of $7.00 per share, for net proceeds of $45.3 million. On June 30, 2016, the underwriters of the IPO partially exercised their option to purchase additional shares, and on July 6, 2016, the Company sold 948,843 additional shares of common stock at a price to the public of $7.00 per share, for net proceeds of $6.1 million. The Company paid to the underwriters underwriting discounts and commissions of $4.0 million in connection with the IPO, including the underwriters’ exercise of their option to purchase additional shares. In addition, the Company incurred expenses of $1.6 million in connection with the IPO. Thus, the aggregate net offering proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, were $51.4 million.

Prior to the IPO, the Company had funded its operations primarily through the sale of convertible preferred stock and the issuance of long-term debt, resulting in aggregate proceeds of approximately $53.9 million. Even with the completion of the IPO, the Company will continue to need to obtain additional financing to fund future operations, including completing the development and commercialization of its primary product candidates. The Company will need to expend substantial resources for research and development, including costs associated with the clinical testing of its product candidates. The Company will also need to obtain additional financing to conduct additional trials for the regulatory approval of its drug candidates if requested by regulatory bodies, and completing the development of any additional product candidates that might be acquired. If such products were to receive regulatory approval, the Company would need to prepare for the potential commercialization of its product candidates and fund the commercial launch of the products, if the Company decides to commercialize the products on its own. Moreover, the Company’s fixed expenses such as rent and other contractual commitments are substantial and are expected to increase in the future.

The Company had cash, cash equivalents and short-term investments of $56.9 million as of September 30, 2016 and cumulative net cash flows used in operating activities of $49.4 million and cumulative net losses of $55.6 million through September 30, 2016. In the absence of product or other revenues, the amount, timing, nature or source of which cannot be predicted, the Company’s losses will continue as it conducts its research and development activities. Until the Company can generate a sufficient amount of revenue, the Company may finance future cash needs through public or private equity offerings, license agreements, debt financings, collaborations, strategic alliances and marketing or distribution arrangements. The Company has incurred losses and negative cash flows since inception and expects operating losses and negative cash flows to continue into the foreseeable future. However, the Company is able to control spending on development activities while still advancing clinical trials for key drug and candidates and expects that the cash on hand as of September 30, 2016 will be sufficient to fund its operations for at least the next 12 months from that date.

1. The company

Clearside Biomedical, Inc. (the “Company”) is a late-stage clinical biopharmaceutical company developing first-in-class drug therapies to treat blinding diseases of the eye. The Company’s current product candidates focus on diseases affecting the retina and choroid, especially diseases associated with macular edema, and are injected into the suprachoroidal space using its proprietary SCS Microinjector. Incorporated in the State of Delaware on May 26, 2011, the Company has its corporate headquarters in Alpharetta, Georgia.

The Company’s activities since inception have primarily consisted of developing product and technology rights, raising capital and performing research and development activities. The Company has no current source of revenue to sustain present activities, and does not expect to generate revenue until and unless the Company receives regulatory approval of and successfully commercialize its product candidates. The Company is subject to a number of risks and uncertainties similar to those of other life science companies at a similar stage of development, including, among others, the need to obtain adequate additional financing, successful development efforts including regulatory approval of products, compliance with government regulations, successful commercialization of potential products, protection of proprietary technology and dependence on key individuals.

Liquidity

The Company has funded its operations to date primarily through the sale of convertible preferred stock and the issuance of long-term debt. The Company will need to obtain additional financing to fund future operations, including completing the development and commercialization of its primary product candidates. The Company will need to expend substantial resources for research and development, including costs associated with the clinical testing of its product candidates. The Company will need to obtain additional financing to conduct additional trials for the regulatory approval of its drug candidates if requested by regulatory bodies, and completing the development of any additional product candidates that might be acquired. If such products were to receive regulatory approval, the Company would need to prepare for the potential commercialization of its product candidates and fund the commercial launch of the products, if the Company decides to commercialize the products on its own. Moreover, the Company’s fixed expenses such as rent and other contractual commitments are substantial and are expected to increase in the future.

The Company has incurred losses and experienced negative operating cash flows since inception, and has cumulative net cash flows used in operating activities of $33.1 million and cumulative net losses of $39.4 million for the period from May 26, 2011 (inception) to December 31, 2015. The total future need for operating capital and research and development funding significantly exceeds the cash and cash equivalents that the Company has on its balance sheet. As a result, the Company will require additional funding in the future and may not be able to raise such additional funds. In the absence of product or other revenues, the amount, timing, nature or source of which cannot be predicted, the Company’s losses will continue as it conducts its research and development activities. Until the Company can generate a sufficient amount of revenue, the Company may finance future cash needs through public or private equity offerings, license agreements, debt financings, collaborations, strategic alliances and marketing or distribution arrangements. The incurrence of indebtedness would result in increased fixed payment obligations and could also result in restrictive covenants, such as limitations on the Company’s ability to incur additional debt, limitations on its ability to acquire, sell or license intellectual property rights and other operating restrictions that could adversely impact the ability of the Company to conduct its business. If adequate funds are not available, the Company plans to delay, reduce or eliminate research and development programs or reduce administrative expenses. The Company may seek to access the public or private capital markets whenever conditions are favorable, even if the Company does not have an immediate need for additional capital at that time. In addition, if the Company raises additional funds through collaborations, strategic alliances or marketing, distribution or licensing arrangements with third parties, the Company may have to relinquish valuable rights to its technologies, future revenue streams or product candidates or to grant licenses on terms that may not be favorable to the Company. There is no assurance that the Company will be successful in obtaining sufficient financing on acceptable terms and conditions to fund continuing operations, if at all. The failure of the Company to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, results of operations and financial condition. However, the Company is able to control spending on development activities while still advancing clinical trials for key drug candidates through December 31, 2016 with the cash on hand as of December 31, 2015.